Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bridge Builder Trust
Entity Central Index Key	0001567101
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
BRIDGE BUILDER CORE BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE BOND FUND
Class Name	BRIDGE BUILDER CORE BOND FUND
Trading Symbol	BBTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 6.52% during the fiscal year ended June 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 6.08% for the same period.
Bond market volatility was elevated during the fiscal year, as an uncertain macroeconomic climate roiled markets. Despite the volatile environment, most bond sectors delivered gains for the period.
The U.S. Federal Reserve (the “Fed”) lowered its target rate three times in 2024’s second half amid cooling inflation and softer job market data, but U.S. fiscal policy uncertainty kept the Fed on hold in 2025’s first half.
U.S. Treasuries generally underperformed other taxable sectors during the fiscal year, with the 30-year bond lagging other maturities. After initially falling, long-term bond yields surged higher in 2024’s fourth quarter, driven by concerns about the impact of U.S. fiscal policy on inflation, economic growth, and the U.S. government’s growing deficit levels. That, coupled with the Fed’s rate cuts, resulted in a steeper U.S. Treasury yield curve at the end of the period.
Credit-sensitive sectors, such as high-yield corporates and emerging-markets debt, led other segments of the bond market with gains near or above 10% for the fiscal year. In March and April 2025, corporate credit spreads widened in response to rising recession fears prompted by the initial announcement of substantial new U.S. trade tariffs, only to quickly recover when the policy’s implementation was postponed.
U.S. dollar weakness relative to other currencies gave an added boost to local currency emerging-markets and non-dollar developed-markets debt.
Contributors to the Fund’s outperformance included an underweight to treasury securities and security selection within the corporate and securitized sectors, particularly in the industrials and commercial mortgage-backed securities sub-sectors.
The Fund’s interest rate positioning detracted from its relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Core Bond Fund	6.52%	-0.03%	2.31%

Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 21,706,948,000
Holdings Count | Holding	5,050	[1]
Advisory Fees Paid, Amount	$ 19,883,000
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$21,706,948

Number of Portfolio Holdings*	5,050

Portfolio Turnover through the Reporting Period	125%

Net Advisory Fee (000s)	$19,883

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
BRIDGE BUILDER CORE PLUS BOND FUND [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE PLUS BOND FUND
Class Name	BRIDGE BUILDER CORE PLUS BOND FUND
Trading Symbol	BBCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Plus Bond Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 7.13% during the fiscal year ended June 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 6.08% for the same period.
Bond market volatility was elevated during the fiscal year, as an uncertain macroeconomic climate roiled markets. Despite the volatile environment, most bond sectors delivered gains for the period.
The U.S. Federal Reserve (the “Fed”) lowered its target rate three times in 2024’s second half amid cooling inflation and softer job market data, but U.S. fiscal policy uncertainty kept the Fed on hold in 2025’s first half.
U.S. Treasuries generally underperformed other taxable sectors during the fiscal year, with the 30-year bond lagging other maturities. After initially falling, long-term bond yields surged higher in 2024’s fourth quarter, driven by concerns about the impact of U.S. fiscal policy on inflation, economic growth, and the U.S. government’s growing deficit levels. That, coupled with the Fed’s rate cuts, resulted in a steeper U.S. Treasury yield curve at the end of the period.
Credit-sensitive sectors, such as high-yield corporates and emerging-markets debt, led other segments of the bond market with gains near or above 10% for the fiscal
year. In
March and April 2025, corporate credit spreads widened in response to rising recession fears prompted by the initial announcement of substantial new U.S. trade tariffs, only to quickly recover when the policy’s implementation was postponed.
U.S. dollar weakness relative to other currencies gave an added boost to local currency emerging-markets and non-dollar developed-markets debt.
Contributors to the Fund’s outperformance included security selection within the corporate and securitized sectors, particularly in the industrials and agency mortgage-backed securities sub-sectors; yield curve positioning; an underweight to U.S. Treasuries; and non-dollar exposure.
The Fund’s duration overweight detracted from its relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	7.13%	0.64%	2.59%

Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.80%

Performance Inception Date	Jul. 13, 2015
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 40,851,863,000
Holdings Count | Holding	5,112	[1]
Advisory Fees Paid, Amount	$ 46,693,000
Investment Company, Portfolio Turnover	430.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$40,851,863

Number of Portfolio Holdings*	5,112

Portfolio Turnover through the Reporting Period	430%

Net Advisory Fee (000s)	$46,693

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Dodge & Cox was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Dodge & Cox.

Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of Dodge & Cox.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Dodge & Cox was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Dodge & Cox.
Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER MUNICIPAL BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Trading Symbol	BBMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the fund perform during the Reporting Period?
The Fund returned 2.41% during the fiscal year ended June 30, 2025, underperforming its benchmark, the Bloomberg Municipal 1-15 Year Index, which returned 2.63% during the same period.
Bond market volatility was elevated during the fiscal year, as an uncertain macroeconomic climate roiled markets. Despite the volatile environment, most bond sectors delivered gains for the period.
The U.S. Federal Reserve (the “Fed”) lowered its target rate three times in 2024’s second half amid cooling inflation and softer job market data, but U.S. fiscal policy uncertainty kept the Fed on hold in 2025’s first half.
U.S. Treasuries generally underperformed other taxable sectors during the fiscal year, with the 30-year bond lagging other maturities. After initially falling, long-term bond yields surged higher in 2024’s fourth quarter, driven by concerns about the impact of U.S. fiscal policy on inflation, economic growth, and the U.S. government’s growing deficit levels. That, coupled with the Fed’s rate cuts, resulted in a steeper U.S. Treasury yield curve at the end of the period.
Municipal bonds experienced similar volatility, first rallying in 2024’s third quarter in anticipation of the Fed’s rate cuts before selling off in sympathy with rising Treasury yields in the fourth quarter. The announcement of substantial new U.S. trade tariffs drove municipal yields higher in March and April 2025, hitting long-term municipal bonds the hardest followed by high-yield municipal
bonds.
Over the full period, high-quality short and intermediate municipal bonds proved to be the most resilient, while long-term municipal bonds lagged, experiencing modest losses.
The Fund’s overweight to duration and yield curve positioning, specifically underweighting shorter maturity bonds in favor of longer maturity bonds, detracted from relative performance.
The Fund’s security selection contributed positively, particularly within the housing, healthcare, and utility revenue bond sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	2.41%	1.29%	2.27%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.17%
Bloomberg Municipal 1-15 Year Index	2.63%	0.86%	2.11%

Performance Inception Date	Sep. 14, 2015
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 17,312,517,000
Holdings Count | Holding	5,413	[1]
Advisory Fees Paid, Amount	$ 16,593,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$17,312,517

Number of Portfolio Holdings*	5,413

Portfolio Turnover through the Reporting Period	37%

Net Advisory Fee (000s)	$16,593

Holdings [Text Block]
Graphical Representation of
Holdings
*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions .
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
Material Fund Change [Text Block]
Material Fund
Changes
The following is a summary of certain changes to the Fund since
July 1, 2024
. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Robert W. Baird & Co. Incorporated (“Baird”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Baird.

Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of Baird.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Robert W. Baird & Co. Incorporated (“Baird”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Baird.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since
July 1, 2024
. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Trading Symbol	BBMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Municipal
High-Income
Bond Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal High-Income Bond Fund	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 1.36%
during
the fiscal year ended June 30, 2025, outperforming its benchmark, the Bloomberg Municipal 65% Investment Grade/35% High Yield Index, which returned 1.34% during the same period.
Bond market volatility was elevated during the fiscal year, as an uncertain macroeconomic climate roiled markets. Despite the volatile environment, most bond sectors delivered gains for the period.
The U.S. Federal Reserve (the “Fed”) lowered its target rate three times in 2024’s second half amid cooling inflation and softer job market data, but U.S. fiscal policy uncertainty kept the Fed on hold in 2025’s first half.
U.S. Treasuries generally underperformed other taxable sectors during the fiscal year, with the 30-year bond lagging other maturities. After initially falling, long-term bond yields surged higher in 2024’s fourth quarter, driven by concerns about the impact of U.S. fiscal policy on inflation, economic growth, and the U.S. government’s growing deficit levels. That, coupled with the Fed’s rate cuts, resulted in a steeper U.S. Treasury yield curve at the end of the period.
Municipal bonds experienced similar volatility, first rallying in 2024’s third quarter in anticipation of the Fed’s rate cuts before selling off in sympathy with rising Treasury yields in the fourth quarter. The announcement of substantial new U.S. trade tariffs drove
municipal yields higher in March and
April 2025, hitting long-term municipal bonds the hardest followed by high-yield
municipal bonds.
Over the full period, high-quality short and intermediate municipal bonds proved to be the most resilient, while long-term municipal bonds lagged, experiencing modest losses. The Fund’s security selection contributed positively, particularly within the healthcare and utility revenue bond sectors.
The Fund’s interest rate positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (4/13/2023)

Bridge Builder Municipal High-Income Bond Fund	1.36%	3.76%

Bloomberg Municipal Bond Index	1.11%	1.37%

Bloomberg Municipal 65% High-Grade/35% High-Yield Index	1.34%	2.53%

Performance Inception Date	Apr. 13, 2023
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 4,242,708,000
Holdings Count | Holding	3,070	[1]
Advisory Fees Paid, Amount	$ 4,994,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$4,242,708

Number of Portfolio Holdings*	3,070

Portfolio Turnover through the Reporting Period	30%

Net Advisory Fee (000s)	$4,994

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
BRIDGE BUILDER LARGE CAP GROWTH FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Class Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Trading Symbol	BBGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Growth Fund	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the fund perform during the Reporting Period?
The Fund returned 13.17% during the fiscal year
ended
June 30, 2025, underperforming its benchmark, the Russell 1000
®
Growth Index, which returned 17.22% during the same period.
Equity markets experienced heightened volatility during the fiscal year, as election optimism followed by tariff uncertainty created diverse quarterly performance over the fiscal year.
The Fund’s underperformance occurred in Q4, 2024 and Q2, 2025 during the significant risk-on markets where higher beta names drove performance.
The Fund’s underweight to higher beta names and stylistic headwind of having less exposure to growth companies than the index accounted for a majority of the Fund’s underperformance.
From a sector perspective, the overweight position and stock selection within healthcare was a significant driver of the Fund’s underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Large Cap Growth Fund	13.17%	13.86%	13.84%
Russell 3000 ® Index	15.30%	15.96%	12.96%
Russell 1000 ® Growth Index	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 28,211,112,000
Holdings Count | Holding	394	[1]
Advisory Fees Paid, Amount	$ 45,767,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$28,211,112

Number of Portfolio Holdings*	394

Portfolio Turnover through the Reporting Period	44%

Net Advisory Fee (000s)	$45,767

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
The Fund’s classification under the Investment Company Act of 1940, as amended, changed from diversified to non-diversified and the Fund’s related fundamental investment policy was eliminated. As a result, the Fund modified its principal investment strategies to reflect that the Fund is now non-diversified, and the Fund added non-diversification
risk as a principal risk.
In addition, as approved by the Trustees of the Bridge Builder Trust, T. Rowe Price Associates, Inc. (“T. Rowe Price”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of T. Rowe Price.

Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of T. Rowe Price.
Material Fund Change Adviser [Text Block]	In addition, as approved by the Trustees of the Bridge Builder Trust, T. Rowe Price Associates, Inc. (“T. Rowe Price”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of T. Rowe Price.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER LARGE CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Class Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Trading Symbol	BBVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611 .
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Value Fund	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How did the fund perform during the Reporting Period?
The Fund returned 11.83% for the fiscal year ended June 30, 2025, underperforming its benchmark, the Russell 1000
®
Value Index, which returned 13.70% during the same period.
Equity markets experienced heightened volatility during the fiscal year, as election optimism followed by tariff uncertainty created diverse quarterly performance over the fiscal year.
The Fund lagged the index due to weaker stock selection during the fiscal year.
Stock selection was weakest within the healthcare, communication services and technology sectors.
Underperformance was partially offset by strong stock selection within the materials, utilities and consumer discretionary sectors during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Large Cap Value Fund	11.83%	15.60%	10.73%
Russell 3000 ® Index	15.30%	15.96%	12.96%
Russell 1000 ® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 24,195,643,000
Holdings Count | Holding	963	[1]
Advisory Fees Paid, Amount	$ 47,003,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$24,195,643

Number of portfolio holdings*	963

Portfolio Turnover through the Reporting Period	29%

Net Advisory Fee (000s)	$47,003

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND - BBTLX
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Trading Symbol	BBTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611 .
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Large Cap Fund	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 14.25% for the fiscal year ended June 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 15.16% during the same period.
Equity markets experienced heightened volatility during the fiscal year, as election optimism followed by tariff uncertainty created diverse quarterly performance over the fiscal year.
The degree of underperformance from stock selection within the healthcare sector contributed to overall Fund underperformance during the period.
Additionally, the Fund had weaker stock selection within the consumer discretionary and technology sectors.
The weaker stock selection in the previously mentioned sectors was partially offset with strong selection within the industrials and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Large Cap Fund	14.25%	16.14%
Russell 3000 ® Index	15.30%	15.51%
S&P 500 Index	15.16%	16.15%

Performance Inception Date	Jun. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 6,560,634
Holdings Count | Holding	382	[1]
Advisory Fees Paid, Amount	$ 11,368,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$6,560,634

Number of Portfolio Holdings*	382

Portfolio Turnover through the Reporting Period	31%

Net Advisory Fee (000s)	$11,368

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND -BBGSX
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Trading Symbol	BBGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Growth Fund	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the fund perform during the Reporting Period?
The Fund returned 9.30% during the fiscal year ended June 30, 2025, outperforming its benchmark, the Russell 2500
®
Growth Index which returned 8.81% for the same period.
The largest driver of relative outperformance came from being overweight strong performers in the entertainment industry which was one of the strongest performing industries.
Alternatively, energy was one of the weakest performing industries and the Fund’s underweight and stock exposure in this industry also contributed to returns.
The Fund further benefitted from having a higher capitalization than the index, or a larger weight to mid cap stocks which outperformed small cap stocks.
Detracting from relative returns was the underweight in utilities, the strongest performing sector as well as individual stock exposure in consumer discretionary and health care. However, these detractors were not large enough to offset the positive contributors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Small/Mid Cap Growth Fund	9.30%	8.54%	9.60%

Russell 3000 ® Index	15.30%	15.96%	12.96%

Russell 2500 ® Growth Index	8.81%	7.50%	8.53%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 9,398,750
Holdings Count | Holding	1,560	[1]
Advisory Fees Paid, Amount	$ 29,087,000
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$9,398,750

Number of Portfolio Holdings*	1,560

Portfolio Turnover through the Reporting Period	74%

Net Advisory Fee (000s)	$29,087

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER SMALL/MID CAP VALUE FUND [Member]
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Trading Symbol	BBVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Value Fund	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the fund perform during the Reporting Period?
The Fund returned 9.29% during the fiscal year ended June 30, 2025, underperforming its benchmark, the Russell 2500
®
Value Index which returned 10.47% for the same period.
As mid cap stocks outperformed small cap stocks, having a higher capitalization than the index was a contributor to performance.
However, the Fund underperformed primarily because of sector exposures. The underweight to communication
services and the overweight to industrials weighed on relative returns.
Individual exposures within energy and
materials
sectors were weak relative to the index, but were generally offset by stronger exposures in health care and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Small/Mid Cap Value Fund	9.29%	14.51%	8.01%
Russell 3000 ® Index	15.30%	15.96%	12.96%
Russell 2500 ® Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 8,515,515,000
Holdings Count | Holding	2,358	[1]
Advisory Fees Paid, Amount	$ 30,158,000
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$8,515,515

Number of Portfolio Holdings*	2,358

Portfolio Turnover through the Reporting Period	58%

Net Advisory Fee (000s)	$30,158

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Trading Symbol	BBTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Small/Mid Cap Fund	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform during the
Reporting
Period?
The Fund returned 5.64% for the fiscal year ended June 30, 2025, underperforming its benchmark, the Russell 2500
®
Index, which returned 9.91% during the same period.
Equity markets experienced heightened volatility during the fiscal year, as election optimism followed by tariff uncertainty created diverse quarterly performance over the fiscal year.
The Fund’s slight growth bias versus the index was a headwind to performance over the trailing year.
Additionally, the Fund’s higher quality bias toward profitable companies negatively impacted performance over the same period.
The financials sector was the largest sector-based
headwind
, predominately due to negative performance stemming from underweights to less profitable, higher beta companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Small/Mid Cap Fund	5.64%	8.00%
Russell 3000 ® Index	15.30%	15.51%
Russell 2500 ® Index	9.91%	7.69%

Performance Inception Date	Jun. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 2,334,776,000
Holdings Count | Holding	1,124	[1]
Advisory Fees Paid, Amount	$ 7,366,000
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$2,334,776

Number of Portfolio Holdings*	1,124

Portfolio Turnover through the Reporting Period	52%

Net Advisory Fee (000s)	$7,366

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions .

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions .

BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Trading Symbol	BBIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder International Equity Fund	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the fund perform during the Reporting Period?
The Fund returned 20.61% during the fiscal year ended June 30, 2025, outperforming its benchmark, the MSCI EAFE Index which returned 17.73% for the same period.
International equity returns in a U.S. Dollar basis were boosted significantly over the past year from a depreciating Dollar.
There was strong stock selection coming from individual names in eight of the eleven sectors, especially within the consumer discretionary, consumer staples and materials sectors.
The underweight in health care, the weakest performing sector, was also a strong driver of relative performance.
However, the underweight in financials, the strongest performing sector, offset most of the benefits coming from the underweight in health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (7/6/2015)

Bridge Builder International Equity Fund	20.61%	10.90%	7.32%

MSCI EAFE Index	17.73%	11.16%	6.65%

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 21,403,173,000
Holdings Count | Holding	878	[1]
Advisory Fees Paid, Amount	$ 62,689,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$21,403,173

Number of Portfolio Holdings*	878

Portfolio Turnover through the Reporting Period	30%

Net Advisory Fee (000s)	$62,689

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Country Allocation (% of Long-Term Investments)
Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Trading Symbol	BBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed International Equity Fund	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform during the Reporting Period?
The Fund returned 14.30% during the fiscal year ended June 30, 2025, underperforming its benchmark, the MSCI EAFE Index which returned 17.73% for the same period.
International equity returns in a U.S. Dollar basis were boosted significantly over the past year from a depreciating Dollar.
Most of the underperformance came from having an underweight in communication services and financials, the two strongest performing sectors in the index.
There was weak stock selection in the industrials sector. This weakness was offset by the contribution of individual names in the consumer discretionary, materials, health care and information
technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed International Equity Fund	14.30%	10.45%
MSCI EAFE Index	17.73%	12.20%

Performance Inception Date	Jun. 01, 2022
No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 2,172,378,000
Holdings Count | Holding	467	[1]
Advisory Fees Paid, Amount	$ 6,585,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$2,172,378

Number of Portfolio Holdings*	467

Portfolio Turnover through the Reporting Period	44%

Net Advisory Fee (000s)	$6,585

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Country Allocation (% of Long-Term Investments)
Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus dated October 28, 2024, and the Fund’s next prospectus, which we expect to be available October 28, 2025. at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Thompson, Siegel & Walmsley LLC (“TSW”) were each added as new sub-advisers to an allocated portion of the Fund, and T. Rowe Price Associates, Inc. (“T. Rowe Price”) was removed as a sub-adviser
to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of JPMorgan and TSW and the removal of T. Rowe Price.

Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of JPMorgan and TSW and the removal of T. Rowe Price.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Thompson, Siegel & Walmsley LLC (“TSW”) were each added as new sub-advisers to an allocated portion of the Fund, and T. Rowe Price Associates, Inc. (“T. Rowe Price”) was removed as a sub-adviser
to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of JPMorgan and TSW and the removal of T. Rowe Price.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus dated October 28, 2024, and the Fund’s next prospectus, which we expect to be available October 28, 2025. at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature

[1]	Amounts presented do not include derivative positions.